[Pacific Life Letterhead]

Diane N. Ledger, CLU
 Vice President
Variable Regulatory Compliance
Law Department
(949) 219-3743 Telephone
(949) 219-6952 Facsimile
dledger@pacificlife.com

January 3, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Select Variable Annuity
Individual flexible premium deferred variable annuity
(File No. 033-32704)
Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company
(File No. 811-05980)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Variable Annuity Separate Account (“Separate Account”) of Pacific Life, that the form of Supplement for Pacific Select Variable Annuity individual flexible premium deferred variable annuity contract (File No. 033-32704) that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account’s Post-Effective Amendment No. 31 on Form N-4 which was filed electronically with the Commission on December 30, 2004.

Very truly yours,

/s/ Diane N. Ledger

Diane N. Ledger

700 Newport Center Drive, Newport Beach, California 92660